DUE TO BANKS AND CORRESPONDENTS, International funds and others (Details) S/ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others		S/ 3,519,453	S/ 2,710,224
Minimum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Maturity date		January 2022	January 2021
Maximum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Maturity date		March 2032	March 2032
Soles Currency [Member] | Minimum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Interest rate		1.15%	0.92%	1.15%	0.92%
Soles Currency [Member] | Maximum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Interest rate		7.53%	4.30%	7.53%	4.30%
Foreign Currency [Member] | Minimum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Interest rate		0.40%	0.40%	0.40%	0.40%
Foreign Currency [Member] | Maximum [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Interest rate		8.30%	8.30%	8.30%	8.30%
Bank of America [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others		S/ 920,036	S/ 0
Wells Fargo Bank NY [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	[1]	677,790	181,050
Wells Fargo Bank NY [Member] | Interest Rate Swap [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Notional amount | $				$ 10.0
Corporacion Financiera de Desarrollo (COFIDE) [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others		563,136	624,480
Citibank N.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	[2]	398,700	362,100
Citibank N.A. [Member] | Interest Rate Swap [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Notional amount			362,100	100.0	$ 100.0
Banco de la Nacion [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others		185,000	260,000
Scotiabank Peru S.A.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others		180,198	100,000
Bancoldex [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others		174,145	118,516
Banco BBVA Peru [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others		119,900	107,900
Bancolombia S.A. [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others		51,743	28,008
Toronto Dominion Bank [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others		0	271,575
Bank of New York Mellon [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	[3]	0	181,051
Bank of New York Mellon [Member] | Interest Rate Swap [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Notional amount			181,100	50.0	50.0
Sumitomo Mitsui Banking Corporation [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	[4]	0	181,050
Sumitomo Mitsui Banking Corporation [Member] | Interest Rate Swap [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Notional amount			181,100	$ 50.0	$ 50.0
Bankinter [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others		0	72,420
Other Minors Than S/49.2 million [Member]
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others		S/ 248,805	S/ 222,074

[1]	As of December 31, 2021, the loan amounting to US$10.0 million matured, which was covered by an interest rate swap (IRS) agreed and due in 2021, for a nominal amount equal to the principal and equal maturities, said loan was economically converted to a fixed rate.
[2]	As of December 31, 2021, the loan amounting to US$100.0 million (US$100.0 million equivalent to S/362.1 million, as of December 31, 2020) matured, which was covered by an interest rate swap (IRS) for a nominal amount equal to the principal and the same maturity, note 13(c), said loan was economically converted to a fixed rate.
[3]	As of December 31, 2021, the loan amounting to US$50.0 million (US$50.0 million equivalent to S/181.1 million, as of December 31, 2020) matured, which was covered by an interest rate swap (IRS) for nominal amounts equal to the principal and equal maturities, note 13(c), said loans were converted economically at a fixed rate.
[4]	As of December 31, 2021, the loan amounting to US$50.0 million (US$50.0 million equivalent to S/181.1 million, as of December 31, 2020) matured, which was covered by an interest rate swap (IRS) for a nominal amount equal to the principal and the same maturity, note 13(c), said loan was economically converted to a fixed rate.